Supplementary information, Analysis of Revenue by Product (Details) - USD ($) $ in Thousands		12 Months Ended				18 Months Ended
		Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Revenue by product [Abstract]
Revenue before deferred revenue haircut		$ 1,084,165	[1]	$ 1,001,483	[2]	$ 4,815,460
Deferred revenue haircut		(6,892)	[1]	(10,250)	[2]	(61,062)
Total Revenue		1,077,273	[1],[3],[4]	991,233	[2],[4],[5]	4,754,398
Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		308,394	[1]	304,820	[2]	1,213,696
Deferred revenue haircut		0	[1]	0	[2]	(7,592)
Total Revenue		308,394	[1]	304,820	[2]	1,206,104
Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		727,561	[1]	654,701	[2]	2,861,595
Deferred revenue haircut		(6,892)	[1]	(10,250)	[2]	(42,657)
Total Revenue		720,669	[1]	644,451	[2]	2,818,938
Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		48,210	[1]	41,962	[2]	366,302
Deferred revenue haircut		0	[1]	0	[2]	(2,046)
Total Revenue		48,210	[1]	41,962	[2]	364,256
SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		0	[1]			373,867
Deferred revenue haircut		0	[1]			(8,767)
Total Revenue		0	[1]			365,100
SaaS [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[2]			0
Deferred revenue haircut	[2]			0
Total Revenue	[2]			0
Application Modernisation & Connectivity [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						771,829
Application Modernisation & Connectivity [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						256,256
Application Modernisation & Connectivity [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						497,632
Application Modernisation & Connectivity [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						17,941
Application Modernisation & Connectivity [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						0
Application Delivery Management [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						987,956
Application Delivery Management [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						185,460
Application Delivery Management [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						646,711
Application Delivery Management [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						41,639
Application Delivery Management [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						114,145
IT Operations Management [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						1,440,868
IT Operations Management [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						363,150
IT Operations Management [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						869,891
IT Operations Management [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						192,772
IT Operations Management [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						15,055
Security [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						994,875
Security [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						291,603
Security [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						580,228
Security [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						81,429
Security [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						41,614
Information Management & Governance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						619,933
Information Management & Governance [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						117,227
Information Management & Governance [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						267,133
Information Management & Governance [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						32,521
Information Management & Governance [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut						$ 203,053
CDMS [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		265,160	[1]	258,828	[2]
CDMS [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		105,962	[1]	104,737	[2]
CDMS [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		149,668	[1]	145,180	[2]
CDMS [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		9,530	[1]	8,911	[2]
CDMS [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[1]	0
CDMS [Member] | SaaS [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[2]			0
Host Connectivity [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		175,927	[1]	199,953	[2]
Host Connectivity [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		69,158	[1]	89,862	[2]
Host Connectivity [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		104,912	[1]	107,171	[2]
Host Connectivity [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		1,857	[1]	2,920	[2]
Host Connectivity [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[1]	0
Host Connectivity [Member] | SaaS [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[2]			0
Identity, Access & Security [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		208,287	[1]	220,091	[2]
Identity, Access & Security [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		48,635	[1]	52,360	[2]
Identity, Access & Security [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		141,298	[1]	145,648	[2]
Identity, Access & Security [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		18,354	[1]	22,083	[2]
Identity, Access & Security [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[1]	0
Identity, Access & Security [Member] | SaaS [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[2]			0
Development & IT Operations Management Tools [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		288,928	[1]	157,447	[2]
Development & IT Operations Management Tools [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		55,464	[1]	33,918	[2]
Development & IT Operations Management Tools [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		219,604	[1]	121,310	[2]
Development & IT Operations Management Tools [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		13,860	[1]	2,219	[2]
Development & IT Operations Management Tools [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[1]	0
Development & IT Operations Management Tools [Member] | SaaS [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[2]			0
Collaboration & Networking [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		145,863	[1]	165,164	[2]
Collaboration & Networking [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		29,175	[1]	23,943	[2]
Collaboration & Networking [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		112,079	[1]	135,392	[2]
Collaboration & Networking [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		4,609	[1]	5,829	[2]
Collaboration & Networking [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[1]	$ 0
Collaboration & Networking [Member] | SaaS [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	[2]			$ 0

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The comparatives for the 12 months to 30 April 2017 and 30 April 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[5]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)